Note 9 - Note Payable (Details Textual)	1 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Insurance Policy Financing June 2024 [Member]
Debt Instrument, Face Amount	$ 275,098
Debt Instrument, Number of Monthly Installment	10
Short-Term Debt, Percentage Bearing Fixed Interest Rate	8.00%
Notes Payable			$ 0
Insurance Policy Financing [Member]
Debt Instrument, Face Amount		$ 364,721
Debt Instrument, Number of Monthly Installment		10
Notes Payable				$ 150,408
Debt Instrument, Interest Rate, Stated Percentage		9.25%